Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31
	2017	2018
	US$ thousands

Raw materials and components	24,407	19,088
Products in process	15,079	10,883
Finished products	12,001	12,398
	51,487	42,369